Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We currently grant equity-based incentives to employees, including our executive officers, under our 2010 Equity Incentive Plan, in order to create a corporate culture that aligns employee interests with stockholder interests. Our equity incentive plans have provided the principal method for our executive officers to acquire an equity position in our company. We have not granted, nor do we intend to grant, equity compensation awards in anticipation of the release of material, nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement. Similarly, we have not timed, nor do we intend to time, the release of material, nonpublic information based on equity award grant dates and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Our board and compensation committee does not take material nonpublic information into account when determining the timing and terms of equity awards. Our compensation committee regularly grants awards based on the date they are approved or at fixed future award dates and it is our practice to not time the award of options in relation to the disclosure of material nonpublic information. There were no options granted to our named executive officers in 2025, and therefore no options were granted in the period beginning four business days before the filing of a periodic report, or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information.

Award Timing Method	Our equity incentive plans have provided the principal method for our executive officers to acquire an equity position in our company. We have not granted, nor do we intend to grant, equity compensation awards in anticipation of the release of material, nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement. Similarly, we have not timed, nor do we intend to time, the release of material, nonpublic information based on equity award grant dates and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Our board and compensation committee does not take material nonpublic information into account when determining the timing and terms of equity awards. Our compensation committee regularly grants awards based on the date they are approved or at fixed future award dates and it is our practice to not time the award of options in relation to the disclosure of material nonpublic information. There were no options granted to our named executive officers in 2025, and therefore no options were granted in the period beginning four business days before the filing of a periodic report, or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We have not granted, nor do we intend to grant, equity compensation awards in anticipation of the release of material, nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement.
MNPI Disclosure Timed for Compensation Value	false